CAPITAL DISCLOSURES AND FINANCIAL RISK	12 Months Ended
Dec. 31, 2018
Capital Disclosures And Financial Risk
NOTE 24 - CAPITAL DISCLOSURES AND FINANCIAL RISK

On December 16, 2014, the Corporation issued secured convertible notes through a private placement for aggregate gross proceeds of $1,070,000 which bears interest at 6% per annum, payable quarterly with a maximum term of 3 years (see note 9).

In 2018, the Corporation raised $14,931,958 and issued 5,137,950 common shares from private placement financings.

Approximately 93%, 90% and 99% of expenses that occurred during the years ended December 31, 2018, 2017 and 2016, respectively, were denominated in US dollars. Foreign exchange fluctuations had no meaningful impact on the Corporation’s results in 2018, 2017 or 2016.